CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	150,000,000	150,000,000.0
Common stock, shares issued (in shares)	75,600,000	74,000,000.0
Treasury stock at cost (in shares)	6,000,000.0	5,600,000